Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$37,875	$32,312
Temporary differences mainly relating to Research and Development	3,285	3,581

Deferred tax asset before valuation allowance	41,160	35,893
Valuation allowance	(41,160)	(35,893)
Deferred tax asset, net	$-	$-